SUBSEQUENT EVENTS(Details) - Subsequent Event $ in Thousands, ¥ in Millions				4 Months Ended
	Apr. 22, 2016 CNY (¥)	Jan. 29, 2016 shares	Jan. 19, 2016 JPY (¥) item	Apr. 22, 2016 USD ($)	Apr. 22, 2016 CNY (¥)	Mar. 16, 2016 USD ($)
SUBSEQUENT EVENTS
Aggregate cash consideration				$ 6,541	¥ 42,370,000
ADS
SUBSEQUENT EVENTS
Stock repurchase program, authorized amount | $						$ 100,000
Stock Repurchased During Period, Value	¥ 0
Kingsoft Japan
SUBSEQUENT EVENTS
Number of third parties for equity transfer agreement | item			3
Percentage of additional equity interest acquired			4.63%
Cash consideration			¥ 136
Number of shares delegated to the Group | shares		183,540
Percentage of the number of shares delegated to the Group to total shares		5.00%
Voting rights percentage obtained		51.00%